Shareholders' (Deficit) Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Shareholders' (Deficit) Equity
Note 6. Shareholders’ (Deficit) Equity
Ordinary Shares
On June 30, 2023, the Company’s shareholders approved an increase to the number of authorized ordinary shares, par value $0.0001 (the “Ordinary Shares”), the Company can issue by 35,000,000,000 ordinary shares in addition to the number of shares outstanding on June 30, 2023. Accordingly, as of June 30, 2024 and December 31, 2023, the Company was authorized to issue up to 45,122,321,523 ordinary shares.
Currently, each ADS represents 2,000 Ordinary Shares (the “ADS Ratio”). All ADS and per ADS amounts in the accompanying condensed consolidated financial statements reflect the ADS Ratio.
May 2024 Private Placement
In May 2024, the Company entered into a definitive purchase agreement with certain investors, Dr. Prudo and Dr. Patel, pursuant to which the Company sold and issued in a private placement an aggregate of 4,029,754 ADSs, and Series C Warrants (the “Series C Warrants”) to purchase up to 4,029,754 ADS, at a per unit price of $1.885 per ADS and Series C Warrant for aggregate gross proceeds of approximately $7.6 million (the “May 2024 Private Placement”). The Series C Warrants have
3-year
terms ranging from May 31, 2027 to June 21, 2027 and have cashless exercise provisions in limited circumstances. The Series C Warrants (other than those issued to Dr. Prudo and Dr. Patel) have an exercise price of $1.76 per ADS. The Series C Warrants issued to Dr. Prudo and Dr. Patel have an exercise price of $1.79 per ADS. Net proceeds from the May 2024 Private Placement were approximately $7.0 million after deducting placement agent fees and other expenses.

At close of the May 2024 Private Placement, the Company issued to Paulson Investment Company, LLC (“Paulson”), as placement agent for the May 2024 Private Placement, warrants to purchase 332,380 ADSs at an exercise price of $1.885 per ADS and a term expiring on May 31, 2029 (the “May 2024 Placement Agent Warrants”). The estimated fair value of the May 2024 Placement Agent Warrants on the issuance date was approximately $0.4 million.
The Company determined that the Series C Warrants and May 2024 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the May 2024 Private Placement, each of the Series C Warrants and May 2024 Placement Agent Warrants were recorded as a component of additional paid-in
capital.
March 2024 Private Placement
In March 2024, the Company entered into a definitive purchase agreement with certain existing investors, pursuant to which the Company sold and issued in a private placement an aggregate of 1,320,614 ADSs at $1.48 per ADS, for aggregate gross proceeds of approximately $2.0 million (the “March 2024 Private Placement”). Net proceeds from the March 2024 Private Placement were approximately $1.7 million after deducting placement agent fees and other expenses.
At close of the March 2024 Private Placement, the Company issued to Paulson, as placement agent for the March 2024 Private Placement, warrants to purchase 132,061 ADSs at an exercise price of $1.85 per ADS (representing 125% of the purchase price per ADS sold in the March 2024 Private Placement) and a term expiring on March 27, 2029 (the “March 2024 Placement Agent Warrants”). The estimated fair value of the March 2024 Placement Agent Warrants on the issuance date was approximately $0.2 million.
The Company determined that the March 2024 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the March 2024 Private Placement, each of the March 2024 Placement Agent Warrants were recorded as a component of additional paid-in
capital.
December 2023 Private Placement
In December 2023, the Company entered into purchase agreements to sell, in a private placement, to existing investors, Dr. Ray Prudo and Dr. Patel, (the “December 2023 Private Placement”) an aggregate of 947,868 ADSs at $2.11 per ADS, for aggregate gross proceeds of approximately $2.0 million. Net proceeds from the December 2023 Private Placement were approximately $1.8 million after deducting placement agent fees and other expenses.
September 2023 Private Placement
In September 2023, the Company entered into purchase agreements to sell in a private placement to existing investors and directors, including Dr. Prudo and Ms. Rachelle Jacques, the Company’s then President and Chief Executive Officer (the “September 2023 Private Placement”) an aggregate of 551,816 ADSs at $3.30 per ADS, and pre-funded
warrants (the
“Pre-Funded
Warrants”) to purchase up to 48,387 ADSs at a purchase price per
Pre-Funded
Warrant of $3.10, for aggregate gross proceeds of approximately $2.0 million. The
Pre-Funded
Warrants are exercisable at an exercise price of $0.20 per ADS and will not expire until exercised in full. The September 2023 Private Placement closed in October 2023 resulting in net proceeds of approximately $1.7 million after deducting placement agent fees and other expenses.
At close of the September 2023 Private Placement, the Company issued to Paulson, as placement agent for the September 2023 Private Placement, warrants to purchase 42,550 ADSs at an exercise price of $4.13 per ADS (representing 125% of the purchase price per ADS sold in the September 2023 Private Placement) and a term expiring on October 6, 2028 (the “October 2023 Placement Agent Warrants”). The estimated fair value of the October 2023 Placement Agent Warrants on the issuance date was approximately $0.1 million.

The Company determined that the
Pre-Funded
Warrants and October 2023 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the September 2023 Private Placement, each of the
Pre-Funded
Warrants and October 2023 Placement Agent Warrants were recorded as a component of additional paid-in
capital.
March 2023 Registered Direct Offering
On March 31, 2023, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Prudo (the “March Registered Direct Offering”) providing for the issuance of an aggregate of 1,333,333 ADSs in a registered direct offering at $3.00 per ADS, resulting in gross proceeds of approximately $4.0 million. Net proceeds from the March Registered Direct Offering were approximately $3.5 million after deducting placement agent fees and expenses.
Warrants
In connection with various financing transactions, the Company has issued warrants to purchase the Company’s ordinary shares represented by ADSs. The Company accounts for such warrants as equity instruments or liabilities, depending on the specific terms of the warrant agreement. See Note 2 for further details on accounting policies related to the Company’s warrants.

The following table summarizes the Company’s outstanding warrants as of June 30, 2024 and December 31, 2023:

	Number of Warrant ADSs
	June 30, 2024	December 31, 2023	Weighted- Average Exercise Price	Expiration Date
Equity-classified Warrants
2019 Investor Warrants	59,211	59,211	$60.00	7/1/2024
2019 Placement Warrants	—	8,881	$57.00	6/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	7/7/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	3/10/2027
October 2023 Investor Prefunded Warrants	48,387	48,387	$0.20	—
October 2023 Placement Agent Warrants	42,550	42,550	$4.13	10/6/2028
March 2024 Placement Agent Warrants	132,061	—	$1.85	3/27/2029
May 2024 Investor Warrants	4,029,754	—	$1.77	May-Jun 2027
May 2024 Placement Agent Warrants	322,380	—	$1.89	5/31/2029

	5,133,924	658,610
Liability-classified Warrants
September 2022 Series A Investor Warrants	755,000	755,000	$17.00	9/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	9/14/2029

	1,510,000	1,510,000

Total outstanding	6,643,924	2,168,610

The following table summarizes the Company’s warrants activity for the six months ended June 30, 2024:

($ in thousands, except per share data)	Number of Warrants	Weighted-Average Exercise Price
Outstanding at December 31, 2023	2,168,610	$21.97
Issued	4,484,195	1.78
Exercised	—	—
Expired	(8,881)	57.00

Outstanding at June 30, 2024	6,643,924	$8.30

Capital Redemption Reserve
In December 2020, for the purpose of changing the nominal value of the Company’s ordinary shares from £0.01 to $0.0001 the Company issued 3,847,331,913 deferred shares (the “Deferred Shares”) of $0.01315. The Deferred Shares were created for technical reasons of company law and did not increase the aggregate value of share capital. Also in December 2020, the Deferred Shares were purchased by the Company in accordance with their terms of issue for aggregate consideration of $0.01 and immediately cancelled. The aggregate nominal value at cancellation was $50.6 million.
Amounts transferred from share capital on the redemption of the Deferred Shares of $50.6 million, along with the resulting foreign currency effect of the redenomination of Company ordinary shares of $1.6 million, are classified as “capital redemption reserve” within the Company’s condensed consolidated balance sheets and condensed statements of shareholders’ (deficit) equity.

Note 5. Shareholders’ (Deficit) Equity
Ordinary Shares
On June 30, 2023, the Company’s shareholders approved an increase to the number of authorized ordinary shares the Company can issue by 35,000,000,000 ordinary shares in addition to the number of shares outstanding on June 30, 2023. Accordingly, following June 30, 2023 and as of December 31, 2023, the Company was authorized to issue up to 45,122,321,523 ordinary shares. As of December 31, 2022, the Company was authorized to issue up to 15,000,000,000 ordinary shares.
December 2023 Private Placement
In December 2023, the Company entered into purchase agreements to sell in a private placement to existing investors, Dr. Prudo, the Company’s Chairman, and Dr. Patel, director, (the “December 2023 Private Placement”) an aggregate of 947,868 ADSs at $2.11 per ADS, for aggregate gross proceeds of approximately $2.0 million. Net proceeds from the December 2023 Private Placement was approximately $1.8 million after deducting placement agent fees and other expenses.
September 2023 Private Placement
In September 2023, the Company entered into purchase agreements to sell in a private placement to existing investors, including Dr. Ray Prudo, the Company’s Chairman, and Ms. Rachelle Jacques, the Company’s President and CEO (the “September 2023 Private Placement”) an aggregate of 551,816 ADSs at $3.30 per ADS,
and
pre-funded
warrants (the
“Pre-Funded
Warrants”) to purchase up to 48,387 ADSs at a purchase price per
Pre-Funded
Warrant of $3.10, for aggregate gross proceeds of approximately $2.0 million. The
Pre-Funded
Warrants are exercisable at an exercise price of $0.20 per ADS and will not expire until exercised in full. The September 2023 Private Placement closed in October 2023 resulting in net proceeds of approximately $1.7 million after deducting placement agent fees and other expenses.
At close of the September 2023 Private Placement, the Company issued to Paulson Investment Company, LLC (“Paulson”), as placement agent for the September 2023 Private Placement, warrants to purchase 42,550 ADSs at an exercise price of $4.13 per ADS (representing 125% of the price per ADS in the September 2023 Private Placement) and a term expiring on October 6, 2028 (the “October 2023 Placement Agent Warrants”). The estimated fair value of the October 2023 Placement Agent Warrants on the issuance date was approximately $0.1 million.
The Company determined that the
Pre-Funded
Warrants and October 2023 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the September 2023 Private Placement, each of the
Pre-Funded
Warrants and October 2023 Placement Agent Warrants were recorded as a component of additional paid-in
capital.
March 2023 Registered Direct Offering
On March 31, 2023, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Ray Prudo, the Company’s Chairman, (the “March Registered Direct Offering”) providing for the issuance of an aggregate of 1,333,333 ADSs in a registered direct offering at $3.00 per ADS, resulting in gross proceeds of approximately $4.0 million. Net proceeds from the March Registered Direct Offering was approximately $3.5 million after deducting placement agent fees and expenses.
September 2022 Registered Direct Offering
On September 14, 2022, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 755,000 ADSs in a registered direct offering (“September 2022 Registered Direct Offering”) at $17.00 per ADS for aggregate gross proceeds of approximately $12.8 million. In connection with the sale of the ADSs in the September 2022 Registered Direct Offering, the Company issued to the investors registered Series A warrants (“Series A Warrants”) to purchase an aggregate of 755,000 ADSs at $17.00 per ADS and registered Series B warrants (“Series B Warrants”) to purchase an aggregate of 755,000 ADSs at $17.00 per ADS (collectively, the “September 2022 Warrants”).
The Company determined that the September 2022 Warrants are not indexed to the Company’s own stock in the manner contemplated by ASC
815-40-15,
Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock
. Accordingly, the Company classifies the September 2022 Warrants as derivative liabilities in its consolidated balance sheets. The grant date fair value of the September 2022 Warrants totaled $14.8 million, which exceeded the $12.8 million proceeds received from the sale of ADSs. The Company concluded that the September 2022 Registered Direct Offering was conducted on an arm’s length basis recorded the excess in fair value of the September 2022 Warrants over the proceeds received of $2.0 million on the issuance date, which is classified as a non-operating
expense in the Company’s consolidated statement of operations and comprehensive loss.
The Company measures the fair value of the September 2022 warrants at the end of each reporting period and recognizes changes in the fair value of the September 2022 warrants as a non-operating
expense in the Company’s consolidated statement of operations and comprehensive loss. See Note 3 for discussion of fair value measurement of the warrant liabilities.

March 2022 Registered Direct Offering
On March 10, 2022, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 372,042 ADSs in a registered direct offering (“March 2022 Registered Direct Offering”) at $24.00 per ADS for aggregate gross proceeds of approximately $8.9 million. In connection with the sale of the ADSs in the March 2022 Registered Direct Offering, the Company issued to the investors registered warrants to purchase an aggregate of 186,020 ADSs at $28.00 per ADS (the “March 2022 Investor Warrants”). The March 2022 Investor Warrants are immediately exercisable and will expire five years from issuance, subject to adjustment as set forth therein. In connection with the offering, the Company paid Paulson, as placement agent, approximately $0.8 million in placement agent fees and expenses and issued registered warrants to Paulson to purchase an aggregate of 14,882 ADS (the “March 2022 Placement Agent Warrants”) on the same terms as the March 2022 Investor Warrants, except that the March 2022 Placement Agent Warrants are exercisable at $30.00 per ADS.
The Company determined that the March 2022 Investor Warrants and March 2022 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the March 2022 Registered Direct Offering, each of the March 2022 Investor Warrants and March 2022 Placement Agent Warrants were recorded as a component of additional paid-in
capital.
2021 Registered Offering
In December 2021, The Company sold to certain accredited and institutional investors, led by existing investors, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 215,550 ADSs in a registered direct offering (the “2021 Registered Offering”) at 28.00 per ADS for aggregate gross proceeds of approximately $6.0 million, which closed on January 5, 2022. As of December 31, 2021, the Company had received approximately $1.1 million of gross proceeds which were classified as current liabilities on its balance sheet until closing in January 2022, which at that time the remaining $4.9 million in gross proceeds were received. In connection with the offering, the Company issued to the investors and Paulson, as placement agent for the 2021 Registered Offering, registered warrants to purchase 107,775 ADSs at $33.00 per ADS and 8,622 ADSs at $35.00 per ADS, respectively. Net proceeds after deducting placement agent fees and other expenses were approximately $5.4 million, of which $4.3 million was received in 2022.
Warrants
In connection with various financing transactions, the Company has issued warrants to purchase the Company’s ordinary shares represented by ADSs. The Company accounts for such warrants as equity instruments or liabilities, depending on the specific terms of the warrant agreement. See Note 2 for further details on accounting policies related to the Company’s warrants.

The following table summarizes the Company’s outstanding warrants as of December 31, 2023 and 2022:

	Number of Warrant ADSs
	December 31, 2023	December 31, 2022	Weighted- Average Exercise Price	Expiration Date
Equity-classified Warrants
2019 Investor Warrants	59,211	59,211	$60.00	7/1/2024
2019 Placement Warrants	8,881	8,881	$57.00	6/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	7/7/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	3/10/2027
October 2023 Investor Prefunded Warrants	48,387	—	$0.20	—
October 2023 Placement Agent Warrants	42,550	—	$4.13	10/6/2028

	658,610	567,673
Liability-classified Warrants
September 2022 Series A Investor Warrants	755,000	755,000	$17.00	9/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	9/14/2029

	1,510,000	1,510,000

Total outstanding	2,168,610	2,077,673

The following table summarizes the Company’s warrants activity for the year ended December 31, 2023:

($ in thousands, except per share data)	Number of Warrants	Weighted-Average Exercise Price
Outstanding at December 31, 2022	2,077,673	$22.85
Issued	90,937	2.04
Exercised	—	—
Expired	—	—

Outstanding at December 31, 2023	2,168,610	$21.97